Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Short Term Investment [Abstract]
Schedule of changes in level 2 available-for-sale securities measured on recurring basis
	December 31,
	2015	2016

Beginning balance	$-	$-
Purchases	105,334,483	192,785,066
Redemption	(105,560,595)	(192,022,189)
Realized gain	234,421	870,200
Exchange difference	(8,309)	(27,195)
Ending balance	$-	$1,605,882

Schudule of available-for-sale securities

	Year ended December 31, 2016
				Exchange
	Proceeds	Costs	Gains	difference

Available-for-sale securities	$(192,022,189)	$192,785,066	$870,200	$(27,195)
Total	$(192,022,189)	$192,785,066	$870,200	$(27,195)

	Year ended December 31, 2015
				Exchange
	Proceeds	Costs	Gains	difference

Available-for-sale securities	$105,560,595	$105,334,483	$234,421	$(8,309)
Total	$105,560,595	$105,334,483	$234,421	$(8,309)